Note 24 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 3,812,470	$ 3,623,558
Gross margin	712,215	640,511
Depreciation of property, plant and equipment	4,771	4,073
Amortization of intangible assets	22,655	16,547
Administrative	206,820	187,250
Selling and marketing expenses	232,030	232,228
Total restructuring costs	16,078
Other operating expenses	198,755	74,490
Operating profit before the following	31,106	125,729
Finance costs	(88,072)	(55,972)
Change in fair value of derivative instruments and other	(153,226)	474,393
Other income -net	1,365	1,040
Provision for income taxes	(11,229)	(20,671)
Profit (loss) from continuing operations	(220,056)	524,519
Loss from discontinued operations	(22,379)	(5,945)
Profit (loss) for the year	(242,435)	518,574
Additions	43,543	35,776
Goodwill at end of period	339,921	300,673
Total Assets	1,626,503	1,601,393
Total liabilities	1,715,518	1,384,858
Consumer division [member]
Statement Line Items [Line Items]
Sales	2,395,624	2,232,081
Gross margin	535,711	487,175
Depreciation of property, plant and equipment	4,567	3,775
Amortization of intangible assets	20,440	12,707
Administrative	76,709	64,282
Selling and marketing expenses	158,770	161,246
Total restructuring costs	3,173
Other operating expenses	189,625	69,690
Operating profit before the following	282,427	175,475
Finance costs
Change in fair value of derivative instruments and other
Other income -net
Provision for income taxes
Profit (loss) from continuing operations
Loss from discontinued operations
Profit (loss) for the year
Additions	39,475	32,252
Goodwill at end of period	181,358	147,252
Total Assets	1,154,490	1,135,325
Total liabilities	1,513,583	844,379
Commercial division [member]
Statement Line Items [Line Items]
Sales	1,416,846	1,391,477
Gross margin	176,504	153,336
Depreciation of property, plant and equipment	204	340
Amortization of intangible assets	2,215	3,992
Administrative	40,693	29,153
Selling and marketing expenses	73,260	70,982
Total restructuring costs	4,069
Other operating expenses	9,130	4,800
Operating profit before the following	46,933	44,069
Finance costs
Change in fair value of derivative instruments and other
Other income -net
Provision for income taxes
Profit (loss) from continuing operations
Loss from discontinued operations
Profit (loss) for the year
Additions	4,068	3,524
Goodwill at end of period	158,563	153,421
Total Assets	461,633	466,068
Total liabilities	201,935	540,479
Corporate [member]
Statement Line Items [Line Items]
Sales
Gross margin
Depreciation of property, plant and equipment
Amortization of intangible assets
Administrative	89,418	93,815
Selling and marketing expenses
Total restructuring costs	8,836
Other operating expenses
Operating profit before the following	(98,254)	(93,815)
Finance costs
Change in fair value of derivative instruments and other
Other income -net
Provision for income taxes
Profit (loss) from continuing operations
Loss from discontinued operations
Profit (loss) for the year
Additions
Goodwill at end of period
Total Assets
Total liabilities